Loans Payable (Unsecured Demand Loans) (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2015	Mar. 16, 2015	Nov. 25, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 23, 2015
Debt Instrument [Line Items]
Demand loans								$ 13,575,000
Stated interest rate (as a percent)										12.00%
Sale of Class C Convertible Redeemable Preferred Stock						$ 0	$ 10,000,000	10,000,000	$ 0
Principal outstanding				$ 26,882,000		$ 26,882,000		$ 24,091,000	$ 15,000,000
Unsecured Debt
Debt Instrument [Line Items]
Repayment of debt	$ 5,000,000	$ 7,000,000
Series C Convertible Redeemable Preferred Stock
Debt Instrument [Line Items]
Temporary equity, shares issued (in shares)				10,000		10,000		10,000	0
Securities Purchase Agreement | Affiliated Entity | Series C Convertible Redeemable Preferred Stock
Debt Instrument [Line Items]
Temporary equity, shares issued (in shares)		7,000	3,000
Sale of Class C Convertible Redeemable Preferred Stock		$ 7,000,000	$ 3,000,000
Unsecured Debt
Debt Instrument [Line Items]
Interest accrued and unpaid		$ 798,000
12/19/2014 | Unsecured Debt
Debt Instrument [Line Items]
Demand loans								$ 2,000,000
1/14/2015 | Unsecured Debt
Debt Instrument [Line Items]
Demand loans								2,000,000
1/30/2015 | Unsecured Debt
Debt Instrument [Line Items]
Demand loans								2,000,000
2/13/2015 | Unsecured Debt
Debt Instrument [Line Items]
Demand loans								750,000
2/26/2015 | Unsecured Debt
Debt Instrument [Line Items]
Demand loans								1,000,000
3/2/2015 | Unsecured Debt
Debt Instrument [Line Items]
Demand loans								1,000,000
3/16/2015 | Unsecured Debt
Debt Instrument [Line Items]
Demand loans								3,000,000
4/20/2015 | Unsecured Debt
Debt Instrument [Line Items]
Demand loans								1,000,000
5/5/2015 | Unsecured Debt
Debt Instrument [Line Items]
Demand loans								500,000
5/14/2015 | Unsecured Debt
Debt Instrument [Line Items]
Demand loans								325,000
Unsecured Demand Loans | Unsecured Debt
Debt Instrument [Line Items]
Demand loans								$ 13,575,000
Stated interest rate (as a percent)								12.00%
Principal amount				$ 0		$ 0		$ 1,575,000
Principal outstanding				0		0		1,575,000	$ 0
Interest expense				$ 0	$ 171,000	$ 1,000	$ 179,000	$ 306,000